Events After the Reporting Period	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Events After the Reporting Period
34.	EVENTS AFTER THE REPORTING PERIOD
The Group has evaluated events subsequent to April 30, 2023 through August 23, 2023, the date on which the financial statements are available to be issued. Significant events subsequent to April 30, 2023 are as follows:
In June 2023, the Company entered into an agreement pursuant to which the economic interests and benefits of two movie income right investments were disposed of to an independent third party, at a consideration of US$
25,641
, resulting
in
a gain on disposal of US$
16,339.
In August 2023, AMTD Group, alongside with AMTD IDEA Group and the Company announced their decision to jointly set up an entity in Paris, France, to embark and focus on global strategies and developments of a multi-media, entertainment and cultures worldwide platform of which AMTD Group will be the controlling shareholder, while AMTD IDEA Group
and
the Company will be the non-controlling shareholders. Such entity will be set up upon the completion of customary conditions.